Annual Total Returns	Dec. 31, 2021
Prospectus #1 | Calvert VP S&P 500 Index Portfolio
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Calvert VP S&P 500 Index Portfolio | Calvert VP S&P 500 Index Portfolio
Bar Chart Table:
2012	15.55%
2013	31.88%
2014	13.21%
2015	0.99%
2016	11.58%
2017	21.46%
2018	(4.74%)
2019	31.16%
2020	18.11%
2021	28.42%
Prospectus #1 | Calvert VP S&P MidCap 400 Index Portfolio
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Calvert VP S&P MidCap 400 Index Portfolio | Class I
Bar Chart Table:
2012	17.31%
2013	32.82%
2014	9.26%
2015	(2.69%)
2016	20.28%
2017	15.88%
2018	(11.33%)
2019	25.82%
2020	13.31%
2021	24.41%
Prospectus #1 | Calvert VP NASDAQ 100 Index Portfolio
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Calvert VP NASDAQ 100 Index Portfolio | Class I
Bar Chart Table:
2012	17.62%
2013	36.05%
2014	18.66%
2015	9.07%
2016	6.60%
2017	32.35%
2018	(0.47%)
2019	38.77%
2020	48.22%
2021	26.87%
Prospectus #1 | Calvert VP Russell 2000 Small Cap Index Portfolio
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Calvert VP Russell 2000 Small Cap Index Portfolio | Class I
Bar Chart Table:
2012	15.50%
2013	37.89%
2014	4.15%
2015	(5.19%)
2016	20.92%
2017	14.37%
2018	(11.23%)
2019	25.08%
2020	19.64%
2021	14.53%
Prospectus #1 | Calvert VP EAFE International Index Portfolio
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Calvert VP EAFE International Index Portfolio | Class I
Bar Chart Table:
2012	17.32%
2013	20.74%
2014	(6.43%)
2015	(1.61%)
2016	0.46%
2017	24.76%
2018	(13.58%)
2019	21.26%
2020	7.78%
2021	10.88%
Prospectus #1 | Calvert VP Investment Grade Bond Index Portfolio
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Calvert VP Investment Grade Bond Index Portfolio | Class I
Bar Chart Table:
2012	3.83%
2013	(2.80%)
2014	5.94%
2015	0.04%
2016	2.59%
2017	3.49%
2018	(0.37%)
2019	8.41%
2020	7.34%
2021	(1.82%)
Prospectus #2 | Calvert VP Volatility Managed Moderate Portfolio
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #2 | Calvert VP Volatility Managed Moderate Portfolio | Class F
Bar Chart Table:
2014	7.25%
2015	(1.22%)
2016	6.61%
2017	12.16%
2018	(5.73%)
2019	17.02%
2020	5.28%
2021	10.06%
Prospectus #2 | Calvert VP Volatility Managed Moderate Growth Portfolio
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #2 | Calvert VP Volatility Managed Moderate Growth Portfolio | Class F
Bar Chart Table:
2014	6.99%
2015	(2.29%)
2016	6.78%
2017	14.55%
2018	(6.69%)
2019	18.56%
2020	3.82%
2021	13.64%
Prospectus #2 | Calvert VP Volatility Managed Growth Portfolio
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #2 | Calvert VP Volatility Managed Growth Portfolio | Class F
Bar Chart Table:
2014	5.61%
2015	(3.51%)
2016	5.56%
2017	16.92%
2018	(7.50%)
2019	19.22%
2020	2.15%
2021	15.87%